Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000168333 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168333 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168333 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168333 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168333 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168333 | Howard Hughes Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168333 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168333 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168333 | Northern Oil & Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168333 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168333 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168333 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000168334 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168334 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168334 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168334 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168334 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168334 | Howard Hughes Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168334 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168334 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168334 | Northern Oil & Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168334 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000244343 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000244343 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000244343 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244343 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000244343 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000244343 | Howard Hughes Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244343 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244343 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244343 | Northern Oil & Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000244343 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000244343 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244343 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244343 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244343 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244343 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244343 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244343 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244343 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000168335 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168335 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168335 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168335 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168335 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168335 | Howard Hughes Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168335 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168335 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168335 | Northern Oil & Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168335 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000219866 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000219866 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219866 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219866 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219866 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219866 | Howard Hughes Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219866 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219866 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219866 | Northern Oil & Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219866 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219866 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219866 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219866 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219866 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219866 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219866 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219866 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219866 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219866 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219866 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000168336 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168336 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168336 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168336 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168336 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168336 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168336 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168336 | Littelfuse, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168336 | Trimble, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168336 | First American Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168336 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168336 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168336 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168336 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168336 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168336 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168336 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168336 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000168336 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168336 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000168337 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168337 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168337 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168337 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168337 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168337 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168337 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168337 | Littelfuse, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168337 | Trimble, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168337 | First American Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000168337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000168339 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168339 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168339 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168339 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168339 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168339 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168339 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168339 | Littelfuse, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168339 | Trimble, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168339 | First American Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168339 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000168339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000168329 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168329 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168329 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168329 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168329 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168329 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168329 | Keurig Dr. Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168329 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168329 | TKO Group Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168329 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000168329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000168329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168330 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168330 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168330 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168330 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168330 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168330 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168330 | Keurig Dr. Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168330 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168330 | TKO Group Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168330 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168330 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168330 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168330 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000168330 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000168330 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168332 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168332 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168332 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168332 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168332 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168332 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168332 | Keurig Dr. Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168332 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168332 | TKO Group Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168332 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168332 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168332 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000168332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000168332 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168416 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000168416 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168416 | Howard Hughes Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168416 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168416 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168416 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168416 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168416 | Trimble, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168416 | Keurig Dr. Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168416 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168416 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168416 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168416 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168416 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000168416 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168416 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168416 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168416 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168416 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000168416 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168417 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000168417 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168417 | Howard Hughes Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168417 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168417 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168417 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168417 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168417 | Trimble, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168417 | Keurig Dr. Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168417 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168417 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168417 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168417 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168417 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000168417 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168417 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168417 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168417 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168417 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000168417 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168419 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000168419 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168419 | Howard Hughes Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168419 | Nomad Foods Ltd._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168419 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168419 | Cboe Global Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168419 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168419 | Trimble, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168419 | Keurig Dr. Pepper, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168419 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168419 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168419 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000168419 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168419 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168419 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168419 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000168419 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168359 | Compass Minerals International, Inc._
Holdings [Line Items]
Percent of Total Investments	10.40%
C000168359 | Range Resources Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000168359 | Whitecap Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000168359 | First Quantum Minerals Ltd._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000168359 | Ivanhoe Electric, Inc.,US_
Holdings [Line Items]
Percent of Total Investments	6.10%
C000168359 | MAC Copper Ltd._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168359 | ARC Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168359 | Linde PLC_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168359 | Peyto Exploration & Development Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168359 | Antero Resources Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168359 | Materials
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000168359 | Energy
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000168359 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168360 | Compass Minerals International, Inc._
Holdings [Line Items]
Percent of Total Investments	10.40%
C000168360 | Range Resources Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000168360 | Whitecap Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000168360 | First Quantum Minerals Ltd._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000168360 | Ivanhoe Electric, Inc.,US_
Holdings [Line Items]
Percent of Total Investments	6.10%
C000168360 | MAC Copper Ltd._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168360 | ARC Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168360 | Linde PLC_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168360 | Peyto Exploration & Development Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168360 | Antero Resources Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000168360 | Energy
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000168360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168362 | Compass Minerals International, Inc._
Holdings [Line Items]
Percent of Total Investments	10.40%
C000168362 | Range Resources Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000168362 | Whitecap Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000168362 | First Quantum Minerals Ltd._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000168362 | Ivanhoe Electric, Inc.,US_
Holdings [Line Items]
Percent of Total Investments	6.10%
C000168362 | MAC Copper Ltd._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168362 | ARC Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168362 | Linde PLC_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168362 | Peyto Exploration & Development Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168362 | Antero Resources Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168362 | Materials
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000168362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000168362 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168408 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168408 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168408 | Under Armour, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168408 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168408 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168408 | Utz Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168408 | Champion Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168408 | Gitlab, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168408 | Modine Manufacturing Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168408 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000168408 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000168408 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168408 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000168408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000168408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168408 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168409 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168409 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168409 | Under Armour, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168409 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168409 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168409 | Utz Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168409 | Champion Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168409 | Gitlab, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168409 | Modine Manufacturing Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168409 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168409 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000168409 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000168409 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168409 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168409 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168409 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000168409 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000168409 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168409 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193682 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000193682 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000193682 | Under Armour, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000193682 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000193682 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000193682 | Utz Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000193682 | Champion Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000193682 | Gitlab, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000193682 | Modine Manufacturing Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000193682 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000193682 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000193682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000193682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000193682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000193682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193682 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168411 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168411 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168411 | Under Armour, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168411 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168411 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168411 | Utz Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168411 | Champion Homes, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168411 | Gitlab, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168411 | Modine Manufacturing Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168411 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168411 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168411 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000168411 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000168411 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168411 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168411 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000168411 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000168411 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168411 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168400 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168400 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168400 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168400 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168400 | Check Point Software Technologies Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168400 | Churchill Downs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168400 | American Eagle Outfitters, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168400 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168400 | Clean Harbors, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168400 | SpringWorks Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168400 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168400 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000168400 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000168400 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168400 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000168400 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168400 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000168400 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168401 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168401 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168401 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168401 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168401 | Check Point Software Technologies Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168401 | Churchill Downs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168401 | American Eagle Outfitters, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168401 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168401 | Clean Harbors, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168401 | SpringWorks Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168401 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168401 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000168401 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000168401 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168401 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000168401 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168401 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000168401 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172970 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172970 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172970 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172970 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172970 | Check Point Software Technologies Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172970 | Churchill Downs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172970 | American Eagle Outfitters, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172970 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172970 | Clean Harbors, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172970 | SpringWorks Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172970 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000172970 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000172970 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000172970 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172970 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172970 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000172970 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000172970 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000172970 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168403 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168403 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168403 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168403 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168403 | Check Point Software Technologies Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168403 | Churchill Downs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168403 | American Eagle Outfitters, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168403 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168403 | Clean Harbors, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168403 | SpringWorks Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000168403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000168403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000168403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000168403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168396 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168396 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168396 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168396 | Churchill Downs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168396 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168396 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168396 | Palantir Technologies, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168396 | The Trade Desk, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168396 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168396 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000168396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000168396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000168396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000168396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168397 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168397 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168397 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168397 | Churchill Downs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168397 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168397 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168397 | Palantir Technologies, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168397 | The Trade Desk, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168397 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168397 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000168397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000168397 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000168397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000168397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000172969 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172969 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172969 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172969 | Churchill Downs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172969 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000172969 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172969 | Palantir Technologies, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172969 | The Trade Desk, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172969 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172969 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000172969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000172969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000172969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000172969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000172969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168399 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168399 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168399 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168399 | Churchill Downs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168399 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168399 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168399 | Palantir Technologies, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168399 | The Trade Desk, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168399 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168399 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168399 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168399 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000168399 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000168399 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168399 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168399 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000168399 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168399 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000168399 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219869 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219869 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219869 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219869 | Churchill Downs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219869 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000219869 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219869 | Palantir Technologies, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219869 | The Trade Desk, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219869 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219869 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000219869 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000219869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000219869 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000219869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168393 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	11.50%
C000168393 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	10.90%
C000168393 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	10.70%
C000168393 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.60%
C000168393 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000168393 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000168393 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168393 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168393 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168393 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168393 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000168393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000168393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168394 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	11.50%
C000168394 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	10.90%
C000168394 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	10.70%
C000168394 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.60%
C000168394 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000168394 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000168394 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168394 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168394 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168394 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000168394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000168394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168392 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	11.50%
C000168392 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	10.90%
C000168392 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	10.70%
C000168392 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.60%
C000168392 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.40%
C000168392 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000168392 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168392 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168392 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168392 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168392 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000168392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000168392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168392 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168392 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168392 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168412 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168412 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	6.90%
C000168412 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.90%
C000168412 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.20%
C000168412 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168412 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000168412 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168412 | ServiceNow, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168412 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168412 | Fair Isaac Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168412 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000168412 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000168412 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168412 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168412 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000168413 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168413 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	6.90%
C000168413 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.90%
C000168413 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.20%
C000168413 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168413 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000168413 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168413 | ServiceNow, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168413 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168413 | Fair Isaac Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000168413 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000168413 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168413 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000168415 | Reddit, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168415 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	6.90%
C000168415 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.90%
C000168415 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.20%
C000168415 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168415 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000168415 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168415 | ServiceNow, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168415 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168415 | Fair Isaac Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168415 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000168415 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000168415 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168415 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168415 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000168404 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168404 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168404 | American Eagle Outfitters, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168404 | Chart Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168404 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000168404 | Euronet Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000168404 | Payoneer Global, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168404 | CBIZ, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168404 | Primoris Services Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168404 | Flywire Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000168404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000168404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000168405 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168405 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168405 | American Eagle Outfitters, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168405 | Chart Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168405 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000168405 | Euronet Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000168405 | Payoneer Global, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168405 | CBIZ, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168405 | Primoris Services Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168405 | Flywire Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168405 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168405 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168405 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168405 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000168405 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000168405 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000168407 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168407 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168407 | American Eagle Outfitters, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168407 | Chart Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168407 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000168407 | Euronet Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000168407 | Payoneer Global, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168407 | CBIZ, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168407 | Primoris Services Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168407 | Flywire Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168407 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168407 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168407 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168407 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168407 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000168407 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000168407 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000219870 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219870 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219870 | American Eagle Outfitters, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219870 | Chart Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000219870 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000219870 | Euronet Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000219870 | Payoneer Global, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000219870 | CBIZ, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219870 | Primoris Services Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219870 | Flywire Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219870 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219870 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000219870 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000219870 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219870 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000219870 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000219870 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000168344 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168344 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168344 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168344 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168344 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168344 | Toyota Motor Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168344 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168344 | Unilever PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168344 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168344 | Shell PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168344 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168344 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000168344 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168344 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168344 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168344 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168344 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168344 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000168344 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000168344 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168345 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168345 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168345 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168345 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168345 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168345 | Toyota Motor Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168345 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168345 | Unilever PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168345 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168345 | Shell PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168345 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168345 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000168345 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168345 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168345 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168345 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168345 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000168345 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000168345 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168346 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168346 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168346 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168346 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168346 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168346 | Toyota Motor Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168346 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168346 | Unilever PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168346 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168346 | Shell PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168346 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168346 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000168346 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168346 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168346 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168346 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168346 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000168346 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000168346 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213174 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.90%
C000213174 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213174 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213174 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213174 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213174 | Toyota Motor Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000213174 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213174 | Unilever PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213174 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213174 | Shell PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213174 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000213174 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000213174 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000213174 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000213174 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213174 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213174 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000213174 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000213174 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000213174 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168347 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168347 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168347 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168347 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168347 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168347 | Toyota Motor Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168347 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168347 | Unilever PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168347 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168347 | Shell PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168347 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168347 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000168347 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168347 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168347 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168347 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168347 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168347 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000168347 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000168347 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168340 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168340 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000168340 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168340 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168340 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168340 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168340 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168340 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168340 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168340 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000168340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000168340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000168340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168341 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168341 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000168341 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168341 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168341 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168341 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168341 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168341 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168341 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168341 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000168341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000168341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000168341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168342 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168342 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000168342 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168342 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168342 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168342 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168342 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168342 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168342 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168342 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168342 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000168342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000168342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000168342 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213170 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000213170 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000213170 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213170 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.90%
C000213170 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213170 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213170 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213170 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213170 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213170 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213170 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000213170 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213170 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000213170 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000213170 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213170 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000213170 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213170 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000213170 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168343 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168343 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000168343 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168343 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168343 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168343 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168343 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168343 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168343 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168343 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168343 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168343 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168343 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000168343 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168343 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168343 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000168343 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000168343 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168352 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	11.40%
C000168352 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168352 | ICICI Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000168352 | Infosys Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168352 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168352 | SK Hynix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168352 | Meituan_Class W
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168352 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168352 | Xiaomi Corp._Class W
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168352 | Sun Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000168352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000168352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168353 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	11.40%
C000168353 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168353 | ICICI Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000168353 | Infosys Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168353 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168353 | SK Hynix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168353 | Meituan_Class W
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168353 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168353 | Xiaomi Corp._Class W
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168353 | Sun Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000168353 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168353 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000168353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168354 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	11.40%
C000168354 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168354 | ICICI Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000168354 | Infosys Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168354 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168354 | SK Hynix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168354 | Meituan_Class W
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168354 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168354 | Xiaomi Corp._Class W
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168354 | Sun Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168354 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168354 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168354 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000168354 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168354 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168354 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168354 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168354 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168354 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000168354 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000172968 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	11.40%
C000172968 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000172968 | ICICI Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000172968 | Infosys Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172968 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172968 | SK Hynix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172968 | Meituan_Class W
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172968 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172968 | Xiaomi Corp._Class W
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172968 | Sun Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000172968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000172968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000172968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000172968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000172968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000172968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168355 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	11.40%
C000168355 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000168355 | ICICI Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000168355 | Infosys Ltd._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168355 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168355 | SK Hynix, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168355 | Meituan_Class W
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168355 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168355 | Xiaomi Corp._Class W
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168355 | Sun Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000168355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168355 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000168355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168370 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168370 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000168370 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000168370 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000168370 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168370 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000168370 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168371 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168371 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000168371 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000168371 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000168371 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168371 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000168371 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168373 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168373 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000168373 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000168373 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000168373 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168373 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000168373 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168374 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168374 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000168374 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168374 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168374 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168375 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168375 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000168375 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168375 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168375 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168376 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168376 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000168376 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168376 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168376 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168377 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168377 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000168377 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168377 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168377 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168378 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168378 | Water
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168378 | Development
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168378 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168378 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168378 | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168378 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168378 | General
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168378 | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168378 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000168379 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168379 | Water
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168379 | Development
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168379 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168379 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168379 | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168379 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168379 | General
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168379 | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168379 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000168380 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168380 | Water
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168380 | Development
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168380 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168380 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168380 | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168380 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168380 | General
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168380 | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168380 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000168381 | Development
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000168381 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168381 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000168381 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000168381 | General
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168381 | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168381 | Education
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000168381 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168381 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168381 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168382 | Development
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000168382 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168382 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000168382 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000168382 | General
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168382 | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168382 | Education
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000168382 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168382 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168382 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168383 | Development
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000168383 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168383 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000168383 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000168383 | General
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168383 | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168383 | Education
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000168383 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168383 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168383 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219867 | Development
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000219867 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219867 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219867 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000219867 | General
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219867 | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219867 | Education
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000219867 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219867 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219867 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168384 | Knight Health Holdings LLC, Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168384 | Sinclair Television Group, Inc., Term Loan B-3, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168384 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168384 | SPDR Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168384 | Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168384 | Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168384 | Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168384 | Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168384 | Houghton Mifflin Harcourt Co., Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168384 | Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000168384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000168384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000168384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000168384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000168385 | Knight Health Holdings LLC, Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168385 | Sinclair Television Group, Inc., Term Loan B-3, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168385 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168385 | SPDR Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168385 | Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168385 | Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168385 | Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168385 | Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168385 | Houghton Mifflin Harcourt Co., Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168385 | Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000168385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000168385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000168385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000168385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000168387 | Knight Health Holdings LLC, Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168387 | Sinclair Television Group, Inc., Term Loan B-3, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168387 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168387 | SPDR Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168387 | Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168387 | Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168387 | Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168387 | Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168387 | Houghton Mifflin Harcourt Co., Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168387 | Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168387 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000168387 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168387 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168387 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168387 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168387 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000168387 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000168387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000168387 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000219868 | Knight Health Holdings LLC, Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219868 | Sinclair Television Group, Inc., Term Loan B-3, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000219868 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000219868 | SPDR Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000219868 | Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219868 | Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219868 | Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219868 | Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219868 | Houghton Mifflin Harcourt Co., Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219868 | Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000219868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219868 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219868 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219868 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000219868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000219868 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%